Segments - Schedule of ING Group total (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of operating segments [line items]
- Net interest income	€ 7,021	€ 6,877
- Net fee and commission income	1,710	1,506
- Additions to loan loss provision	131	1,998
Total expenses	5,691	7,623
Result before taxation	4,484	1,065
Taxation	1,265	438
Non-controlling interests	59	36
Net result	3,161	591
Adjustment of the EU IAS 39 carve out [Member]
Disclosure of operating segments [line items]
Total income	(956)	493
Taxation	(260)	115
Net result	(697)	379
Results IFRS-EU [member]
Disclosure of operating segments [line items]
Total income	9,219	9,182
- Operating expenses	5,691	7,623
Taxation	1,005	553
Non-controlling interests	59	36
Net result	2,464	969
ING Group [member]
Disclosure of operating segments [line items]
Net result	3,161	591
ING Group [member] | Adjustment of the EU IAS 39 carve out [Member]
Disclosure of operating segments [line items]
Net result	697	(379)
ING Group [member] | Results IFRS-EU [member]
Disclosure of operating segments [line items]
- Net interest income	6,853	6,931
- Net fee and commission income	1,710	1,506
- Total investment and other income	656	745
Total income	9,219	9,182
- Operating expenses	5,560	5,626
- Additions to loan loss provision	131	1,998
Total expenses	5,691	7,623
Result before taxation	3,528	1,558
Taxation	1,005	553
Non-controlling interests	59	36
Net result	2,464	969
ING Group [member] | ING Bank N.V. [member]
Disclosure of operating segments [line items]
Net result	3,163	642
ING Group [member] | ING Bank N.V. [member] | Adjustment of the EU IAS 39 carve out [Member]
Disclosure of operating segments [line items]
Net result	697	(379)
ING Group [member] | ING Bank N.V. [member] | Results IFRS-EU [member]
Disclosure of operating segments [line items]
- Net interest income	6,852	6,931
- Net fee and commission income	1,710	1,507
- Total investment and other income	653	760
Total income	9,215	9,198
- Operating expenses	5,553	5,625
- Additions to loan loss provision	131	1,997
Total expenses	5,685	7,623
Result before taxation	3,530	1,575
Taxation	1,005	519
Non-controlling interests	59	36
Net result	2,467	1,021
ING Group [member] | Other banking [member]
Disclosure of operating segments [line items]
Net result	(2)	(51)
ING Group [member] | Other banking [member] | Results IFRS-EU [member]
Disclosure of operating segments [line items]
- Net interest income	0	0
- Net fee and commission income	0	(1)
- Total investment and other income	4	(16)
Total income	4	(16)
- Operating expenses	6	1
- Additions to loan loss provision	0	0
Total expenses	6	1
Result before taxation	(2)	(17)
Taxation	0	34
Non-controlling interests	0
Net result	€ (2)	€ (51)